Derivative financial instruments - Hedge in foreign operations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Derivative financial instruments.
Other net foreign exchange gains (losses)	$ 419	$ (218)	$ (62)
Hedges of net investment in foreign operations | Currency risk
Derivative financial instruments.
Carrying value designated debt				€ 750	$ 2,467
Other net foreign exchange gains (losses)	(823)	(144)
Foreign exchange loss, net of taxes	$ 543	$ 95